Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Domestic	$ (41,313)	$ (13,930)	$ (11,276)
Foreign	(3,804)	(4,040)	(3,428)
Income (loss) before taxes	$ (45,117)	$ (17,970)	$ (14,704)